Intangible Liability - Charter Agreements - Schedule of Intangible Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible Liability Charter Agreements [Abstract]
Opening balance	$ 11,589	$ 13,693
Amortization in period	(1,807)	(2,104)
Closing balance	$ 9,782	$ 11,589